Description Of Business And Summary Of Significant Accounting Policies	12 Months Ended
Oct. 31, 2011
Description Of Business And Summary Of Significant Accounting Policies [Abstract]
Description Of Business And Summary Of Significant Accounting Policies

(1) Description of Business and Summary of Significant Accounting Policies

(a) Description of Business

Optical Cable Corporation and its subsidiaries (collectively, the "Company" or "OCC®") is a leading manufacturer of a broad range of fiber optic and copper data communication cabling and connectivity solutions primarily for the enterprise market, offering an integrated suite of high quality, warranted products which operate as a system solution or seamlessly integrate with other providers' offerings. The Company's product offerings include cabling and connectivity products designed for uses ranging from commercial, enterprise network, datacenter, residential and campus installations to customized products for specialty applications and harsh environments, including military, industrial, mining and broadcast applications.

On October 31, 2009, Optical Cable Corporation acquired Applied Optical Systems, Inc. ("AOS"), with offices and manufacturing facilities located near Dallas, Texas. Founded in 2003, AOS is a wholly owned subsidiary of Optical Cable Corporation that designs, develops and manufactures a broad range of specialty fiber optic connectors and connectivity solutions primarily for use in military and other harsh environment applications.

On May 30, 2008, Optical Cable Corporation acquired Superior Modular Products Incorporated, doing business as SMP Data Communications ("SMP Data Communications" or "SMP"), with offices and manufacturing facilities located near Asheville, North Carolina. On October 31, 2009, SMP Data Communications was merged with and into Optical Cable Corporation, whereby SMP Data Communications ceased to exist as a separate entity.

On August 1, 2008, Optical Cable Corporation acquired a 70% controlling interest of the authorized membership interests of Centric Solutions LLC ("Centric Solutions"), located near Dallas, Texas. Centric Solutions is a start-up business founded in 2008 to provide turnkey cabling and connectivity solutions for the datacenter market.

The Company's cabling and connectivity products are used for high bandwidth transmission of data, video and audio communications. The enterprise market into which the Company primarily sells its products includes local area network and premises markets. The Company's product offering includes products well-suited for use in various other short- to moderate-distance applications as well. The Company's products are sold worldwide. Also see note 12.

(b) Principles of Consolidation

The accompanying consolidated financial statements include the accounts of Optical Cable Corporation and its wholly owned and majority-owned subsidiaries. All significant intercompany balances and transactions have been eliminated in consolidation.

(c) Cash and Cash Equivalents

All of the Company's cash accounts are insured by the Federal Deposit Insurance Corporation (FDIC). As of October 31, 2011, all of the Company's bank deposits were insured. As of October 31, 2010, the Company had bank deposits in excess of the insured limit totaling $1,590,073.

For purposes of the consolidated statements of cash flows, the Company considers all highly liquid debt instruments with original maturities of three months or less to be cash equivalents. As of October 31, 2011 and 2010, the Company had no cash equivalents.

(d) Trade Accounts Receivable and Allowance for Doubtful Accounts

Trade accounts receivable are recorded at the invoiced amount and do not typically bear interest. The allowance for doubtful accounts is the Company's best estimate of the amount of probable credit losses in the Company's existing accounts receivable. The Company reviews outstanding trade accounts receivable at the end of each quarter and records allowances for doubtful accounts as deemed appropriate for (i) certain individual customers and (ii) for all other trade accounts receivable in total. In determining the amount of allowance for doubtful accounts to be recorded for individual customers, the Company considers the age of the receivable, the financial stability of the customer, discussions that may have occurred with the customer and management's judgment as to the overall collectibility of the receivable from that customer. In addition, the Company establishes an allowance for all other receivables for which no specific allowances are deemed necessary. This portion of the allowance for doubtful accounts is based on a percentage of total trade accounts receivable with different percentages used based on different age categories of receivables. The percentages used are based on the Company's historical experience and management's current judgment regarding the state of the economy and the industry. Account balances are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote. The Company does not have any off-balance-sheet credit exposure related to its customers.

(e) Inventories

Inventories are stated at the lower of cost (generally, first-in, first-out basis) or market, or net realizable value. The determination of cost includes raw materials, direct labor and manufacturing overhead. The cost of optical fibers, included in raw materials, is determined using specific identification for optical fibers. The cost of work in process and finished goods inventories is determined either as average cost or standard cost, depending upon the product type. A standard cost system is used to estimate the actual costs of inventory for certain product types. Actual costs and production cost levels may vary from the standards established and such variances are charged to cost of goods sold or capitalized to inventory. Also see note 4.

(f) Property and Equipment

Property and equipment are stated at cost less accumulated depreciation and amortization. Depreciation and amortization are provided for using both straight-line and declining balance methods over the estimated useful lives of the assets. Estimated useful lives are thirty to thirty-nine years for buildings and three to seven years for building improvements, machinery and equipment and furniture and fixtures. Also see note 5.

Equipment under capital leases is stated at the present value of minimum lease payments less accumulated amortization. Equipment under capital leases are amortized using the straight line method over the shorter of the lease term or estimated useful life of the asset.

(g) Patents and Trademarks

The Company records legal fees associated with patent and trademark applications as intangible assets. Such intangible assets are not amortized until such time that the patent and/or trademark is granted. The Company estimates the useful life of patents and trademarks based on the period over which the intangible asset is expected to contribute directly or indirectly to future cash flows. If patents and/or trademarks are not granted, the capitalized legal fees are expensed during the period in which such notification is received.

(h) Revenue Recognition

The Company recognizes revenue when products are shipped or delivered to the customer and the customer takes ownership and assumes risk of loss (based on shipping terms), collection of the relevant receivable is probable, persuasive evidence of an arrangement exists and sales price is fixed or determinable. Customers generally do not have the right of return unless a product is defective or damaged and is within the parameters of the product warranty in effect for the sale.

The Company recognizes royalty income, net of related expenses, on an accrual basis and estimates royalty income earned based on historical experience.

(i) Shipping and Handling Costs

Shipping and handling costs include the costs incurred to physically move finished goods from the Company's warehouse to the customers' designated location. All amounts billed to a customer in a sales transaction related to shipping and handling are classified as sales revenue. Shipping and handling costs of approximately $2.2 million, $1.8 million and $2.0 million are included in selling, general and administrative expenses for the fiscal years ended October 31, 2011, 2010 and 2009, respectively.

(j) Research and Development

Research and development costs are expensed as incurred. Research and development costs totaled approximately $1.1 million, $1.0 million and $1.2 million for the fiscal years ended October 31, 2011, 2010 and 2009, respectively, and are included in selling, general and administrative expenses in the consolidated statements of operations.

(k) Income Taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss, capital loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Also see note 13.

The Company recognizes the effect of income tax positions only if those positions are more likely than not of being sustained. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. The Company records interest and penalties related to unrecognized tax benefits as a component of income tax expense.

(l) Goodwill

Goodwill is an asset representing the excess of the purchase price over the fair value of identifiable net assets acquired in business combinations accounted for under the purchase method. When applicable, the Company tests for the impairment of goodwill at the reporting unit level on an annual basis and between annual tests in certain circumstances. Subsequent to fiscal year 2010, there is no goodwill recorded on the books and records of the Company. During fiscal year 2010, the Company used the two-step impairment test to first identify whether a potential impairment of goodwill was deemed to exist and then to estimate the amount of any impairment to be recorded. The Company selected April 30th as the measurement date for its annual impairment testing. Also see notes 2 and 6.

(m) Long-Lived Assets (other than goodwill)

Long-lived assets, such as property and equipment and purchased intangible assets (other than goodwill), are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to future net cash flows expected to be generated by the asset. If the carrying amount of an asset exceeds its estimated future cash flows, an impairment charge is recognized in the amount by which the carrying amount of the asset exceeds the fair value of the asset. When applicable, assets to be disposed of are reported separately in the consolidated balance sheet at the lower of the carrying amount or fair value less costs to sell, and are no longer depreciated.

(n) Stock Incentive Plans and Other Share-Based Compensation

The Company recognizes the cost of employee services received in exchange for awards of equity instruments based upon the grant-date fair value of those awards. Also see note 11.

(o) Net Income (Loss) Per Share

Basic net income (loss) per share excludes dilution and is computed by dividing net income (loss) available to common shareholders by the weighted-average number of common shares outstanding for the period. Diluted net income (loss) per share reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock or resulted in the issuance of common stock that then shared in the net income (loss) of the Company. Also see note 15.

(p) Commitments and Contingencies

Liabilities for loss contingencies arising from product warranties and defects, claims, assessments, litigation, fines and penalties and other sources are recorded when it is probable that a liability has been incurred and the amount of the assessment can be reasonably estimated.

(q) Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.